Additional Financial Information of Parent Company - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par or stated value per share	$ 0.00001	$ 0.00001
Common stock, shares authorized	40,000,000,000	40,000,000,000
Common Stock, Shares, Issued	18,686,362,705	18,637,888,832
Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par or stated value per share	$ 0.00001	$ 0.00001
Common stock, shares authorized	10,000,000,000	10,000,000,000
Common Stock, Shares, Issued	2,100,682,281	2,131,865,628
Parent Company [Member] | Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par or stated value per share	$ 0.00001
Common stock, shares authorized	40,000,000,000	40,000,000,000
Common Stock, Shares, Issued	18,686,362,705	18,637,888,832
Parent Company [Member] | Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par or stated value per share	$ 0.00001
Common stock, shares authorized	10,000,000,000	10,000,000,000
Common Stock, Shares, Issued	2,100,682,281	2,131,865,628